WPG Partners Select Hedged Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 95.8%	Shares	Value
Communication Services - 3.1%
Cars.com, Inc.(a)(b)	78,140	$1,580,772

Consumer Discretionary - 5.8%
Gildan Activewear, Inc.(b)	51,285	1,962,677
PlayAGS, Inc.(a)(b)	89,329	1,031,750
		2,994,427

Consumer Staples - 6.6%
Adecoagro SA	74,783	735,865
Grocery Outlet Holding Corp.(a)(b)	27,787	611,036
Nomad Foods Ltd.	115,624	2,030,357
		3,377,258

Energy - 6.3%
International Seaways, Inc.(b)	27,601	1,778,056
Kosmos Energy Ltd.(a)(b)	236,657	1,443,608
		3,221,664

Financials - 23.5%
Axis Capital Holdings Ltd.	3,543	261,757
BGC Group, Inc. - Class A(b)	290,366	2,517,473
Dime Community Bancshares, Inc.(b)	29,279	540,783
EZCORP, Inc. - Class A(a)(b)	47,742	500,814
Federal Agricultural Mortgage Corp. - Class C(b)	2,611	456,063
Fidelis Insurance Holdings Ltd.(b)	100,145	1,660,404
FirstCash Holdings, Inc.(b)	7,087	835,699
Kemper Corp.(b)	38,977	2,332,384
National Bank Holdings Corp. - Class A(b)	22,565	822,945
Pagseguro Digital Ltd. - Class A(a)	21,819	267,283
Perella Weinberg Partners(b)	40,095	619,067
Popular, Inc.	14,173	1,261,539
		12,076,211

Health Care - 9.9%
Enovis Corp.(a)(b)	36,552	1,837,469
Halozyme Therapeutics, Inc.(a)(b)	21,260	941,605
Innoviva, Inc.(a)(b)	46,250	730,288
Tenet Healthcare Corp.(a)(b)	11,749	1,588,700
		5,098,062

Industrials - 11.9%
Air Lease Corp.(b)	26,109	1,243,833
Arcosa, Inc.(b)	29,466	2,590,356
Clarivate PLC(a)(b)	82,802	471,971
Frontier Group Holdings, Inc.(a)(b)	136,698	747,738
Janus International Group, Inc.(a)(b)	18,836	261,444
KBR, Inc.(b)	6,341	416,350
MasTec, Inc.(a)(b)	3,543	397,702
		6,129,394

Information Technology - 12.8%
8x8, Inc.(a)(b)	484,503	1,322,693
LiveRamp Holdings, Inc.(a)(b)	26,482	828,622
Ooma, Inc.(a)(b)	57,253	494,666
Silvaco Group, Inc.(a)	52,217	954,005
SMART Global Holdings, Inc.(a)	49,606	1,020,891
Tower Semiconductor Ltd.(a)	39,722	1,491,164
Verint Systems, Inc.(a)(b)	16,038	475,687
		6,587,728

Materials - 9.6%
Ashland, Inc.(b)	10,630	1,064,807
ERO Copper Corp.(a)(b)	43,639	929,511
Rayonier Advanced Materials, Inc.(a)(b)	249,524	1,409,810
Tronox Holdings PLC(b)	78,886	1,562,732
		4,966,860

Real Estate - 6.3%
Brixmor Property Group, Inc.(b)	69,188	1,557,422
Equity Commonwealth(a)(b)	88,397	1,706,946
		3,264,368
TOTAL COMMON STOCKS (Cost $48,302,900)		49,296,744

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares
MSILF Prime Portfolio - Class Institutional, 5.38%(c)	163,493	163,493
TOTAL SHORT-TERM INVESTMENTS (Cost $163,493)		163,493

TOTAL INVESTMENTS - 96.1% (Cost $48,466,393)		$49,460,237
Money Market Deposit Account - 5.3%(b)(d)		2,702,056
Liabilities in Excess of Other Assets - (1.4)%		(708,533)
TOTAL NET ASSETS - 100.0%		$51,453,760

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(c)	The rate shown represents the 7-day effective yield as of May 31, 2024.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of May 31, 2024 was 5.17%.

Industry classifications may be different than those used for compliance monitoring purposes.

WPG Partners Select Hedged Fund
Schedule of Securities Sold Short
as of May 31, 2024 (Unaudited)

COMMON STOCKS - (64.2)%	Shares	Value
Consumer Discretionary - (9.9)%
Boot Barn Holdings, Inc.	(2,430)	$(289,000)
Bright Horizons Family Solutions, Inc.	(4,403)	(462,843)
LGI Homes, Inc.	(3,420)	(328,320)
Lithia Motors, Inc.	(929)	(235,167)
Monro Muffler Brake, Inc.	(6,231)	(147,363)
Planet Fitness, Inc. - Class A	(3,900)	(248,196)
Signet Jewelers Ltd.	(6,899)	(755,372)
Thor Industries, Inc.	(2,747)	(272,612)
Vail Resorts, Inc.	(2,075)	(391,594)
Williams-Sonoma, Inc.	(1,744)	(511,376)
Wingstop, Inc.	(2,076)	(765,317)
Winmark Corp.	(1,143)	(406,794)
XPEL, Inc.	(6,892)	(261,896)
		(5,075,850)

Consumer Staples - (3.1)%
Andersons, Inc.	(15,889)	(831,630)
Archer-Daniels-Midland Co.	(4,105)	(256,316)
Hershey Co.	(2,495)	(493,586)
		(1,581,532)

Financials - (12.0)%
Blackstone Mortgage Trust, Inc. - Class A	(16,461)	(287,080)
CME Group, Inc.	(1,729)	(350,952)
CVB Financial Corp.	(26,316)	(435,267)
Encore Capital Group, Inc.	(5,576)	(246,682)
FactSet Research Systems, Inc.	(1,073)	(433,771)
Freedom Holding Corp.	(3,153)	(240,385)
Live Oak Bancshares, Inc.	(16,640)	(573,747)
Mercantile Bank Corp.	(9,855)	(377,545)
Moelis & Co. - Class A	(4,448)	(251,801)
MSCI, Inc.	(754)	(373,366)
Towne Bank	(11,365)	(309,014)
US Bancorp	(19,964)	(809,540)
Walker & Dunlop, Inc.	(6,548)	(628,543)
Wintrust Financial Corp.	(8,870)	(874,671)
		(6,192,364)

Health Care - (2.4)%
Dentsply Sirona, Inc.	(8,640)	(242,006)
Fortrea Holdings, Inc.	(10,168)	(258,166)
Option Care Health, Inc.	(24,953)	(744,098)
		(1,244,270)

Industrials - (20.4)%
ArcBest Corp.	(4,599)	(485,287)
Boeing Co.	(2,117)	(376,000)
Dayforce, Inc.	(12,943)	(640,161)
Expeditors International of Washington, Inc.	(2,280)	(275,652)
Griffon Corp.	(8,102)	(547,209)
H&E Equipment Services, Inc.	(9,179)	(434,809)
Herc Holdings, Inc.	(4,964)	(720,128)
JB Hunt Transport Services, Inc.	(2,247)	(361,205)
MillerKnoll, Inc.	(33,069)	(912,043)
MSC Industrial Direct Co., Inc. - Class A	(5,095)	(437,661)
PACCAR, Inc.	(4,928)	(529,760)
Paychex, Inc.	(2,415)	(290,186)
Paylocity Holding Corp.	(2,256)	(320,736)
Regal Rexnord Corp.	(2,624)	(392,393)
Rockwell Automation, Inc.	(3,354)	(863,756)
Spirit AeroSystems Holdings, Inc. - Class A	(22,292)	(675,893)
Symbotic, Inc.	(12,707)	(502,816)
Terex Corp.	(14,196)	(847,075)
Triumph Group, Inc.	(29,677)	(418,742)
WESCO International, Inc.	(2,500)	(448,725)
		(10,480,237)

Information Technology - (10.9)%
Amdocs Ltd.	(6,737)	(532,223)
Axcelis Technologies, Inc.	(5,158)	(580,223)
Dolby Laboratories, Inc. - Class A	(5,098)	(412,989)
EPAM Systems, Inc.	(1,384)	(246,255)
GlobalFoundries, Inc.	(7,630)	(373,870)
HubSpot, Inc.	(413)	(252,364)
Lattice Semiconductor Corp.	(6,631)	(492,285)
Lumentum Holdings, Inc.	(11,826)	(514,431)
Methode Electronics, Inc.	(35,852)	(422,337)
Plexus Corp.	(5,034)	(554,445)
Power Integrations, Inc.	(3,207)	(243,764)
Rambus, Inc.	(4,327)	(239,110)
Teledyne Technologies, Inc.	(1,905)	(756,190)
		(5,620,486)

Materials - (3.9)%
Alpha Metallurgical Resources, Inc.	(2,957)	(932,668)
Eagle Materials, Inc.	(3,328)	(773,394)
Sealed Air Corp.	(6,968)	(270,846)
		(1,976,908)

Real Estate - (1.6)%
CubeSmart	(7,117)	(301,120)
eXp World Holdings, Inc.	(21,926)	(245,790)
Rexford Industrial Realty, Inc.	(6,513)	(295,430)
		(842,340)
TOTAL COMMON STOCKS (Proceeds $33,790,608)		(33,013,987)

TOTAL SECURITIES SOLD SHORT - (64.2)% (Proceeds $33,790,608)		(33,013,987)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	49,296,744	–	–	49,296,744
Money Market Funds	163,493	–	–	163,493
Total Investments	49,460,237	–	–	49,460,237

Liabilities:
Investments:
Common Stocks	(33,013,987)	–	–	(33,013,987)
Total Investments	(33,013,987)	–	–	(33,013,987)

Refer to the Schedule of Investments for additional information.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2024, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.